UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File No. 811-21589
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CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
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(Exact Name of Registrant as Specified in Charter)

Eleven Madison Avenue, New York, New York 10010
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(Address of Principal Executive Offices)           (Zip Code)

J. Kevin Gao, Esq.

Credit Suisse Commodity Return Strategy Fund

Eleven Madison Avenue

New York, New York  10010

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: October 31st

Date of reporting period: November 1, 2005 to October 31, 2006

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Annual Report

October 31, 2006

■  CREDIT SUISSE
COMMODITY RETURN STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Ave., New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of October 31, 2006; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Commodity Return Strategy Fund

Annual Investment Adviser's Report

October 31, 2006 (unaudited)

December 11, 2006

Dear Shareholder:

Performance Summary

11/01/05 – 10/31/06

Fund & Benchmark	Performance
Common Class Shares[1]	4.72%
Class A Shares[1,2]	4.51%
Class C Shares[1,2]	3.78%
Dow Jones-AIG Commodity Index[3]	4.94%

Performance for the Fund's Class A and Class C shares is without the maximum sales charge of 3.00% and 1.00%, respectively.2

Market Review: A Year of Uncertainty in Many Sectors

Commodities posted positive gains for the year ended October 31, 2006, marking the fifth consecutive year of gains. The Dow Jones-AIG Commodity (DJ-AIG) Index, the Fund's benchmark, returned 4.9% for the year, trailing the 16.3% total return of the S&P 500 Index4 and the 5.2% total return of the Lehman Brothers U.S. Aggregate Bond Index.4 The Fund underperformed the benchmark negligibly due to transaction costs incurred in replicating the Dow Jones-AIG Commodity Index components.

The Fund's fiscal year was characterized by several reversals due to market uncertainty. For the period, the commodities within the industrial metals, precious metals and agricultural sectors contributed positively to performance, while energy-related commodities were negative. During four separate periods, the DJ-AIG Index increased or decreased by more than 10%, and it ranged from down 3.3% to up 15.3% on the year. A cold start to December resulted in energy prices spiking initially before a turn to an abnormally warm winter caused reduced demand for heating. May presented geopolitical tensions and predicted global economic strength drove the DJ-AIG Index to record levels, while much of the remainder of the year was marked by excess inventories in energy and tight production supply in industrial metals.

Industrial metals were the top performers for the year, up 106.1% on a total return basis. Zinc and nickel returned in excess of 180%, while copper increased by more than 100%. Demand for metals, particularly out of Asia, continued to push prices higher. At the same time, miners worldwide attempted to gain higher compensation. This labor unrest resulted in frequent supply disruptions and caused additional pressures in an already tight inventory environment. Precious metals also performed well due to concerns over a weakening dollar, rising

Credit Suisse Commodity Return Strategy Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

inflationary expectations and the potential for a sharp deceleration in U.S. growth. Wheat and corn led agriculture higher — with both rising more than 28% — primarily due to an autumn surge after a severe drought in the southern hemisphere combined with wet conditions to hinder harvesting efforts in the United States.

Natural gas was by far the worst performer in the DJ-AIG Index for the fiscal year, down 67.1% on a total return basis. The lack of winter demand for heating or summer demand for cooling, combined with the lack of supply disruptions during the hurricane season, resulted in a very poor year for this commodity. The front futures contract of crude oil hit an all-time intraday high of $78.40 in July during the Israeli-Lebanese conflict. As geopolitical tensions cooled, however, projected demand dropped, and inventories continued to build. Subsequently, prices fell and crude oil returned -12.8% for the year. The energy sector as a whole lost 40.2% on a total return basis for the year.

Strategic Review and Outlook: Diversification and Potential Upside

Historically, commodity index returns have tended to exhibit long-term positive returns with low correlations to other asset classes, creating potential risk/return benefits within a diversified portfolio. In fact, the DJ-AIG Index itself represents various different commodities and sectors, and accordingly has the potential for positive returns even when individual component or sector returns are negative — as was the case in the most recent fiscal year when metals returns greatly outperformed energy returns. These characteristics highlight the strategic benefits that we believe commodities offer.

Tactically, we believe that continued global economic growth — especially driven by the emerging Asian economies of China and India — may continue to drive commodity prices higher in the near future. The need for raw materials as the countries become more industrialized can fuel the demand for energy and industrial metals. Additionally, an emerging middle class could increase the demand for precious metals, while a more Western diet could continue to open markets for agriculture products in our view. Domestically, potential continued U.S. demand for energy, combined with the recent willingness of OPEC to cut production to prevent a further fall in oil, could provide a support for energy prices in the future.

Within the fixed income holdings of the Fund, we remain positioned in short-term instruments with a bias toward liquid and high credit quality assets. The short-term nature of these instruments proved to be beneficial to our strategy in an environment where the Federal Reserve increased the Fed Funds interest rate from 3.75% to 5.25%.

Credit Suisse Commodity Return Strategy Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

The DJ-AIG Index is a broadly diversified futures index composed of futures contracts on 19 physical commodities. The Index is weighted among commodity sectors using dollar-adjusted liquidity and production data. Currently, four energy products, six metals and nine agricultural products are represented in the Index. The Index is rebalanced at the beginning of each calendar year so that no single commodity constitutes less than 2% or more than 15% of the Index, and each sector represented in the Index is limited to 33%. However, following this rebalancing and for the remainder of the calendar year, these percentages may change so that a single commodity may constitute a greater or lesser percentage of the DJ-AIG Index and different sectors may represent different proportions of the DJ-AIG Index.

The Fund may seek to track the performance of the DJ-AIG Index by investing in commodity-linked structured notes and swaps. The Fund has obtained a private letter ruling from the Internal Revenue Service (IRS) confirming that the income produced by certain types of structured notes constitutes "qualifying income" under the Internal Revenue Code of 1986, as amended.

The Credit Suisse Commodities Management Team

Nelson Louie

Kam T. Poon

Andrew S. Lenskold

Christopher Burton

This Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified fund and may therefore be subject to greater volatility. Exposure to commodity markets should form only a small part of a diversified portfolio. Investment in commodity markets may not be suitable for all investors. The Fund's investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investment in traditional securities, particularly in investments involving leverage.

The use of derivatives such as swaps, commodity–linked structured notes and futures entails substantial risks, including risk of loss of a significant portion of their principal value, lack of a secondary market, increased volatility, correlation risk, liquidity risk, interest-rate risk, market risk, credit risk, valuation risk and tax risk. Gains and losses from speculative positions in derivatives may be much greater than the derivatives' cost. At any time, the risk of loss of any individual security held by the Fund could be significantly higher than 50% of the security's value. For a detailed discussion of these

Credit Suisse Commodity Return Strategy Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

and other risks, please refer to the Fund's Prospectus, which should be read carefully before you invest.

In addition to historical information, this report contains forward-looking statements that may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Commodity Return Strategy Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Commodity Return Strategy Fund1 Common Class shares, Class A shares2, Class C shares2 and the
Dow Jones-AIG Commodity Index3,5 from Inception (12/30/04).

Average Annual Returns as of September 30, 20061

	1 Year	Since Inception
Common Class	(6.17)%	9.00%
Class A Without Sales Charge	(6.45)%	8.69%
Class A With Maximum Sales Charge	(9.27)%	6.81%
Class C Without CDSC	(7.03)%	7.98%
Class C With CDSC	(7.89)%	7.98%

Credit Suisse Commodity Return Strategy Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

Average Annual Returns as of October 31, 20061

	1 Year	Since Inception
Common Class	4.72%	11.30%
Class A Without Sales Charge	4.51%	10.94%
Class A With Maximum Sales Charge	1.41%	9.11%
Class C Without CDSC	3.78%	10.19%
Class C With CDSC	2.82%	10.19%

Returns represent past performance and include changes in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 3.00%), was 1.41%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%) was 2.82%.

3  The Dow Jones-AIG Commodity Index is composed of futures contracts on 19 physical commodities. Investors cannot invest directly in an index.

4  The Lehman Brothers U.S Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Bond Index and the Lehman Brothers Mortgage-Backed Securities Index. It includes U.S Treasury and agency issues, corporate bond issues and mortgage-backed securities rated investment-grade or higher by Moody's Investors Service; the Standard and Poor's division of The McGraw-Hill Companies, Inc.; or Fitch IBCA Inc. The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks. It includes reinvestment of dividends, and is a registered trademark of The McGraw-Hill Companies, Inc. Investors cannot invest directly in an index.

5  Performance for the benchmark is not available for the period beginning December 30, 2004. For that reason, performance is shown for the period beginning January 1, 2005.

Credit Suisse Commodity Return Strategy Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2006.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Commodity Return Strategy Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended October 31, 2006

Actual Fund Return	Common Class	Class A	Class C
Beginning Account Value 5/01/06	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/06	$971.90	$969.70	$966.80
Expenses Paid per $1,000*	$3.48	$4.72	$8.43
Hypothetical 5% Fund Return
Beginning Account Value 5/01/06	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/06	$1,021.68	$1,020.42	$1,016.64
Expenses Paid per $1,000*	$3.57	$4.84	$8.64
	Common Class	Class A	Class C
Annualized Expense Ratios*	0.70%	0.95%	1.70%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the fiscal period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Commodity Return Strategy Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

Sector Breakdown*
Commercial Paper	41.9%
Structured Notes	35.9%
Variable Rate Corporate Obligations	12.5%
Mortgage Backed Securities	4.2%
Asset Backed Securities	2.9%
Corporate Obligations	2.5%
Short-Term Investment	0.1%
Total	100.0%

*  Expressed as a percentage of total investments and may vary over time.

Credit Suisse Commodity Return Strategy Fund

Schedule of Investments

October 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
COMMERCIAL PAPER (44.5%)
ASSET BACKED (44.5%)
$7,900	Ajax Bambino Funding, Inc.	(A-1+, P-1)	12/06/06	5.324	$7,859,523
2,100	Altius Capital Funding Corp.	(A-1+, P-1)	12/07/06	5.333	2,088,870
8,450	ASAP Funding Ltd.	(A-1, P-1)	11/02/06	5.325	8,448,758
12,000	Atlas I Funding Corp.	(AAA, Aaa)	12/13/06	5.330	11,926,220
6,700	Beethoven Funding Corp.	(A-1, P-1)	11/21/06	5.289	6,680,384
5,600	Brahms Funding Corp.	(A-1, P-1)	11/01/06	5.318	5,600,000
5,456	Buckingham CDO LLC	(A-1+, P-1)	12/15/06	5.359	5,420,724
6,000	CC USA, Inc.	(A-1+, P-1)	03/08/07	5.362	5,889,510
10,400	Cheyne Finance LLC	(AAA, Aaa)	01/18/07	5.334	10,281,700
1,600	Cobbler Funding LLC	(A-1, P-1)	01/29/07	5.351	1,579,115
8,400	Davis Square Funding VI Corp.	(A-1+, P-1)	11/02/06	5.383	8,398,759
2,700	Georgetown Funding Co.	(A-1+, P-1)	12/06/06	5.332	2,686,088
2,800	Golden Fish LLC	(A-1, P-1)	11/13/06	5.336	2,795,063
9,200	Golden Fish LLC	(A-1, P-1)	11/17/06	5.336	9,178,370
500	Golden Fish LLC	(A-1, P-1)	12/07/06	5.325	497,355
5,700	Main Street Warehouse LLC	(A-1+, P-1)	11/16/06	5.300	5,687,413
2,300	Mica Funding LLC	(A-1, P-1)	01/12/07	5.329	2,275,804
1,200	Rathgar Capital Corp.	(AAA, Aaa)	01/11/07	5.320	1,187,575
6,600	Rhineland Funding Capital Corp.	(A-1+, P-1)	11/17/06	5.382	6,584,395
1,800	Rhineland Funding Capital Corp.	(A-1+, P-1)	01/08/07	5.370	1,781,980
5,000	Rhineland Funding Capital Corp.	(A-1+, P-1)	01/08/07	5.371	4,949,945
400	Rhineland Funding Capital Corp.	(A-1+, P-1)	01/30/07	5.382	394,690
5,500	Romulus Funding Corp.	(A-1, P-1)	12/05/06	5.340	5,472,625
16,800	Thornburg Mortgage Capital Resources LLC	(A-1+, P-1)	12/18/06	5.313	16,684,192
10,000	Transamerica Securities	(A-1+, P-1)	11/09/06	5.313	9,988,244
1,950	Whistlejacket Capital, Ltd.	(A-1+, P-1)	11/06/06	5.318	1,948,573
3,400	White Pine Finance LLC	(A-1+, P-1)	11/30/06	5.329	3,385,566
1,772	Witherspoon CDO Funding LLC	(A-1+, P-1)	11/15/06	5.340	1,768,344
10,200	Witherspoon CDO Funding LLC#	(A-1+, P-1)	03/15/07	5.340	10,200,000
TOTAL COMMERCIAL PAPER (Cost $161,639,785)					161,639,785
ASSET BACKED SECURITIES (2.9%)
77	Ace Securities Corp., Series 2003-0P1, Class A2#	(AAA, Aaa)	12/25/33	5.680	77,435
88	Ameriquest Mortgage Securities, Inc., Series 2003-12, Class AV2#	(AAA, Aaa)	01/25/34	5.690	88,193
305	Ameriquest Mortgage Securities, Inc., Series 2003-9, Class AV2#	(AAA, Aaa)	09/25/33	5.660	306,184
138	Bear Stearns Asset Backed Securities, Inc., Series 2004-HE8, Class A#	(AAA, Aaa)	09/25/34	5.700	138,563
40	CDC Mortgage Capital Trust, Series 2003-HE4, Class A3#	(AAA, Aaa)	03/25/34	5.870	39,851
102	Countrywide Home Equity Loan Trust, Series 2004-R, Class 2A#	(AAA, Aaa)	03/15/30	5.570	102,737
77	Countrywide Home Equity Loan Trust, Series 2005-B, Class 2A#	(AAA, Aaa)	05/15/35	5.500	77,486

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund

Schedule of Investments (continued)

October 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES
$254	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF4, Class A2#	(AAA, Aaa)	06/25/34	5.610	$254,520
272	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF6, Class A2B#	(AAA, Aaa)	07/25/34	5.730	272,071
147	Fremont Home Loan Trust, Series 2004-D, Class 1A2#	(AAA, Aaa)	11/25/34	5.700	146,991
230	GE Capital Credit Card Master Note Trust, Series 2004-2, Class A#	(AAA, Aaa)	09/15/10	5.360	230,243
164	MSDWCC Heloc Trust, Series 2005-1, Class A#	(AAA, Aaa)	07/25/17	5.510	164,466
8,250	Newcastle CDO, Ltd., Series 2005-6A, Class lM1#	(AAA, Aaa)	04/24/07	5.320	8,248,693
136	Novastar Home Equity Loan Trust, Series 2004-3, Class A3D#	(AAA, Aaa)	12/25/34	5.680	192,327
133	Option One Mortgage Loan Trust, Series 2003-3, Class A2#	(AAA, Aaa)	06/25/33	5.620	133,737
144	Specialty Underwriting & Residential Finance, Series 2004-BC2, Class A2#	(AAA, Aaa)	05/25/35	5.590	143,638
TOTAL ASSET BACKED SECURITIES (Cost $10,615,800)					10,617,135
MORTGAGE BACKED SECURITIES (4.1%)
15,000	Paragon Mortgages PLC, Series 12A, Class A1#‡‡	(AAA, Aaa)	11/15/38	5.300	15,000,000
77	Washington Mutual, Series 2005-AR4, Class A1	(AAA, Aaa)	04/25/35	3.624	76,886
TOTAL MORTGAGE BACKED SECURITIES (Cost $15,077,089)					15,076,886
CORPORATE OBLIGATION (2.5%)
FINANCE (2.5%)
9,000	CC USA, Inc., Series MTN, Notes‡‡ (Cost $9,000,000)	(AAA, Aaa)	06/18/07	5.520	8,998,263
STRUCTURED NOTES (35.7%)
15,700	ABN AMRO BANK NV: Commodity Index Linked Notes#	(A-1+, P-1)	10/22/07	5.279	18,502,073
13,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.173	14,670,500
700	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.165	784,273
800	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.165	910,176
500	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.500	500,000
500	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.159	490,570
300	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.161	330,264
700	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.165	749,049
500	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.168	603,310
300	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.226	287,511
300	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.229	297,705
500	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.232	496,020
700	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.500	663,208
15,600	Barclays Bank PLC: Commodity Index Linked Notes#	(A-1+, P-1)	10/28/07	5.264	18,343,931

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund

Schedule of Investments (continued)

October 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
STRUCTURED NOTES
$15,500	Bear Stearns Co., Inc.: Commodity Index Linked Notes#	(A-1+, P-1)	11/06/07	5.150	$17,491,905
15,500	IXIS: Commodity Index Linked Notes#	(A-1+, P-1)	11/05/07	5.120	18,061,530
16,100	Morgan Stanley: Commodity Index Linked Notes#	(A-1, P-1)	10/15/07	5.290	15,410,437
18,750	Swedish Exportkredit AB: Commodity Index Linked Notes#	(A-1+, P-1)	11/09/07	5.500	21,159,375
TOTAL STRUCTURED NOTES (Cost $115,950,000)					129,751,837
VARIABLE RATE CORPORATE OBLIGATIONS (9.6%)
DIVERSIFIED FINANCIALS (9.6%)
10,000	Atlas Capital Funding Corp., Series MTN, Notes#	(AAA, Aaa)	07/16/07	5.310	10,001,590
6,000	Dorada Finance, Inc., Series MTN#	(AAA, Aaa)	04/25/08	5.362	6,003,960
5,500	Five Finance, Inc., Series MTN, Global Senior Unsecured Notes#	(AAA, Aaa)	09/13/07	5.360	5,502,783
6,000	Sigma Finance, Inc., Series MTN1, Company Guaranteed Notes#	(AAA, Aaa)	03/23/07	5.347	6,001,584
7,500	White Pine Finance LLC#	(AAA, Aaa)	04/20/07	5.364	7,503,795
TOTAL VARIABLE RATE CORPORATE OBLIGATIONS (Cost $34,998,221)					35,013,712
UNITED STATES AGENCY OBLIGATION (0.0%)
145	Fannie Mae Discount Notes (Cost $144,568)	(AAA, Aaa)	11/22/06	5.079	144,568
SHORT-TERM INVESTMENT (0.1%)
259	State Street Bank and Trust Co. Euro Time Deposit (Cost $259,000)		11/01/06	4.100	259,000
TOTAL INVESTMENTS AT VALUE (99.4%) (Cost $347,684,463)					361,501,186
OTHER ASSETS IN EXCESS OF LIABILITIES (0.6%)					2,065,799
NET ASSETS (100.0%)					$363,566,985

INVESTMENT ABBREVIATIONS

MTN = Medium Term Note

MTN1 = Medium Term Note, Series 1

†  Credit ratings given by the Standard & Poor's Division of the McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

#  Variable rate obligations — The interest rate shown is the rate as of October 31, 2006.

‡‡  Collateral segregated for futures contracts.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund

Statement of Assets and Liabilities

October 31, 2006

Assets
Investments at value (Cost $347,684,463) (Note 2)	$361,501,186
Cash	411
Receivable for fund shares sold	3,072,831
Interest receivable	888,413
Prepaid expenses and other assets	29,670
Total Assets	365,492,511
Liabilities
Advisory fee payable (Note 3)	55,168
Distribution fee payable (Note 3)	56,415
Administrative services fee payable (Note 3)	52,765
Payable for investments purchased	1,200,000
Payable for fund shares redeemed	359,011
Variation margin payable (Note 2)	44,531
Trustees' fee payable	7,587
Other accrued expenses payable	150,049
Total Liabilities	1,925,526
Net Assets
Capital stock, $0.001 par value (Note 6)	33,142
Paid-in capital (Note 6)	365,604,991
Undistributed net investment income	2,147,523
Accumulated net realized loss on investments, futures contracts and swap contracts	(17,950,748)
Net unrealized appreciation from investments and futures contracts	13,732,077
Net Assets	$363,566,985
Common Shares
$125,612,565
Shares outstanding	11,441,366
Net asset value, offering price, and redemption price per share	$10.98
A Shares
Net assets	$223,377,445
Shares outstanding	20,371,116
Net asset value, offering price, and redemption price per share	$10.97
Maximum offering price per share (net asset value/(1-3.00%))	$11.31
C Shares
Net assets	$14,576,975
Shares outstanding	1,329,350
Net asset value and redemption price per share	$10.97

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund

Statement of Operations

For the Year Ended October 31, 2006

Investment Income (Note 2)
Interest	$12,469,433
Securities lending	1,348
Total investment income	12,470,781
Expenses
Investment advisory fees (Note 3)	1,248,425
Administrative services fees (Note 3)	381,939
Distribution fees (Note 3)
Class A	420,446
Class C	106,803
Transfer agent fees (Note 3)	280,016
Legal fees	135,662
Registration fees	106,963
Printing fees (Note 3)	60,136
Offering costs (Note 3)	47,014
Audit and tax fees	29,368
Custodian fees	25,933
Trustees' fees	24,816
Insurance expense	12,421
Commitment fees (Note 4)	7,346
Miscellaneous expense	4,284
Total expenses	2,891,572
Less: fees waived (Note 3)	(616,527)
Net expenses	2,275,045
Net investment income	10,195,736
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts, and Swap Contracts
Net realized loss from investments	(3,119,427)
Net realized gain from futures contracts	63,340
Net realized loss from swap contracts	(14,870,444)
Net change in unrealized appreciation (depreciation) from investments	13,936,336
Net change in unrealized appreciation (depreciation) from futures contracts	(94,372)
Net realized and unrealized loss from investments, futures contracts and swap contracts	(4,084,567)
Net increase in net assets resulting from operations	$6,111,169

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund

Statements of Changes in Net Assets

	For the Year Ended October 31, 2006	For the Period Ended October 31, 2005[1]
From Operations
Net investment income	$10,195,736	$1,744,732
Net realized gain (loss) from investments, futures contracts and swap contracts	(17,926,531)	8,604,041
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	13,841,964	(109,887)
Net increase in net assets resulting from operations	6,111,169	10,238,886
From Dividends and Distributions
Dividends from net investment income Common Class shares	(280,022)	(495,741)
Class A shares	(5,744,986)	(831,811)
Class C shares	(2,734,504)	(19,814)
Distributions from net realized gains Common Class shares	(2,883,677)	—
Class A shares	(5,418,265)	—
Class C shares	(304,976)	—
Net decrease in net assets resulting from dividends and distributions	(17,366,430)	(1,347,366)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	333,893,604	186,333,387
Reinvestment of dividends and distributions	11,220,860	804,195
Net asset value of shares redeemed	(132,023,847)[2]	(34,397,473)
Net increase in net assets from capital share transactions	213,090,617	152,740,109
Net increase in net assets	201,835,356	161,631,629
Net Assets
Beginning of year	161,731,629	100,000[3]
End of year	$363,566,985	$161,731,629
Undistributed net investment income	$2,147,523	$649,851

1  For the period December 30, 2004 (inception date) through October 31, 2005.

2  Net of $20,115 of redemption fees retained by the Fund.

3  The Fund was seeded on December 1, 2004 and commenced operations on December 30, 2004.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund

Financial Highlights

(For a Common Class Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended October 31, 2006	For the Period Ended October 31, 2005[1]
Per share data
Net asset value, beginning of period	$11.47	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.48	0.23
Net gain on investments, futures contracts, swap contracts (both realized and unrealized)	0.05	1.39
Total from investment operations	0.53	1.62
REDEMPTION FEES	0.00[3]	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.40)	(0.15)
Distributions from net realized gains	(0.62)	—
Total dividends and distributions	(1.02)	(0.15)
Net asset value, end of period	$10.98	$11.47
Total return[4]	4.72%	16.25%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$125,613	$48,207
Ratio of expenses to average net assets	0.70%	0.70%[5]
Ratio of net investment income to average net assets	4.29%	2.53%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.25%	0.80%[5]
Portfolio turnover rate	60%	0%

1  For the period December 30, 2004 (inception date) through October 31, 2005.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund

Financial Highlights

(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended October 31, 2006	For the Period Ended October 31, 2005[1]
Per share data
Net asset value, beginning of period	$11.45	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.45	0.23
Net gain on investments, futures contracts, and swap contracts (both realized and unrealized)	0.06	1.36
Total from investment operations	0.51	1.59
REDEMPTION FEES	0.00[3]	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.37)	(0.14)
Distributions from net realized gains	(0.62)	—
Total dividends and distributions	(0.99)	(0.14)
Net asset value, end of period	$10.97	$11.45
Total return[4]	4.51%	15.91%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$223,377	$108,431[5]
Ratio of expenses to average net assets	0.95%	0.95%
Ratio of net investment income to average net assets	4.04%	2.28%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.25%	0.80%[5]
Portfolio turnover rate	60%	0%

1  For the period December 30, 2004 (inception date) through October 31, 2005.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund

Financial Highlights

(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended October 31, 2006	For the Period Ended October 31, 2005[1]
Per share data
Net asset value, beginning of period	$11.43	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.37	0.17
Net gain on investments, futures contracts, and swap contracts (both realized and unrealized)	0.06	1.36
Total from investment operations	0.43	1.53
REDEMPTION FEES	0.00[3]	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.27)	(0.10)
Distributions from net realized gains	(0.62)	—
Total dividends and distributions	(0.89)	(0.10)
Net asset value, end of period	$10.97	$11.43
Total return[4]	3.78%	15.29%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$14,577	$5,094
Ratio of expenses to average net assets	1.70%	1.70%[5]
Ratio of net investment income to average net assets	3.29%	1.53%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.25%	0.80%[5]
Portfolio turnover rate	60%	0%

1  For the period December 30, 2004 (inception date) through October 31, 2005.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund

Notes to Financial Statements

October 31, 2006

Note 1. Organization

Credit Suisse Commodity Return Strategy Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks total return. The Fund was organized as a statutory trust under the laws of the State of Delaware on May 19, 2004.

The Fund is authorized to offer three classes of shares: Common Class, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. The Fund's Common Class shares are closed to new investors, with certain exceptions as set forth in the prospectus. Class A shares are sold subject to a front end sales charge of up to 3.00%. Class C Shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract. Securities, options, futures contracts and other assets (including swap and structured note agreements), for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of

Credit Suisse Commodity Return Strategy Fund

Notes to Financial Statements (continued)

October 31, 2006

Note 2. Significant Accounting Policies

securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

D) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to have the Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income"). The Fund has gained exposure to the commodities market by entering into commodity-linked swaps on the Dow Jones AIG Commodity Index ("DJ-AIG Index"). The IRS has issued rulings that would cause certain income from commodity-linked swaps not to be considered Qualifying Income if earned by the Fund after September 30, 2006. The application of these rulings do not permit the Fund to invest in commodity-linked swaps after September 30, 2006 in the manner that it had since inception. As a result, the income the Fund derives from such commodity-linked swaps or certain other commodity-linked derivatives after

Credit Suisse Commodity Return Strategy Fund

Notes to Financial Statements (continued)

October 31, 2006

Note 2. Significant Accounting Policies

September 30, 2006 must be limited to a maximum of 10 percent of its annual gross income. The Fund may seek to track the performance of the DJ-AIG Index through investing in structured notes designed to track the performance of the DJ-AIG Index. On June 1, 2006, the Fund received a private letter ruling from the IRS which confirms that the Fund's use of certain structured notes designed to track the performance of the DJ-AIG Index will produce Qualifying Income. If the Fund is unable to ensure continued qualification, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. A liquidation would subject investors to tax on the difference between the liquidating distribution and their basis in their shares, if those shares are held in a taxable account. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits. If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

E) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

F) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the

Credit Suisse Commodity Return Strategy Fund

Notes to Financial Statements (continued)

October 31, 2006

Note 2. Significant Accounting Policies

contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At October 31, 2006, the Fund had the following open futures contracts:

Futures Contracts	Number of Contracts	Expiration Date	Contract Amount	Contract Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 2 Year Notes Futures	(32)	12/29/06	$(6,550,404)	$(6,541,000)	$9,404
U.S. Treasury 10 Year Notes Futures	(79)	12/19/06	(8,455,232)	(8,549,282)	(94,050)
			$(15,005,636)	$(15,090,282)	$(84,646)

H) SWAPS — The Fund may enter into index swaps for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into index swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swaps contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions.

Credit Suisse Commodity Return Strategy Fund

Notes to Financial Statements (continued)

October 31, 2006

Note 2. Significant Accounting Policies

I) COMMODITY INDEX-LINKED NOTES — The Fund may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note's value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Net payments are recorded as net realized gains/(losses). These notes are subject to prepayment, credit and interest risks. The Fund has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss. At October 31, 2006, the value of these securities comprised 35.7% of the Fund's net assets and resulted in unrealized appreciation of $13, 801,837.

J) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the year ended October 31, 2006, total earnings from the Fund's investment in cash collateral received in connection with security lending arrangements was $38,454, of which $36,729 was rebated to borrowers (brokers). The Fund retained $1,348 in income from the cash collateral investment and SSB, as a lending agent, was paid $377. The Fund may also be entitled to certain minimum amounts of income from their securities lending activities. Securities lending income is accrued as earned.

K) OTHER — The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency

Credit Suisse Commodity Return Strategy Fund

Notes to Financial Statements (continued)

October 31, 2006

Note 2. Significant Accounting Policies

risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income is earned or gains are realized.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.50% of the Fund's average daily net assets. For the year ended October 31, 2006, investment advisory fees earned and voluntarily waived were $1,248,425, and $616,527, respectively. Credit Suisse will not recapture from the Fund any fees it waived during the fiscal year ended October 31, 2006. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the year ended October 31, 2006, co-administrative services fees earned by CSAMSI were $249,685. Effective December 1, 2006, the co-administration fee was reduced to an annual rate of 0.09%.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2006, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $132,254.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. Common Class shares are not subject to distribution fees.

Credit Suisse Commodity Return Strategy Fund

Notes to Financial Statements (continued)

October 31, 2006

Note 3. Transactions with Affiliates and Related Parties

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from Credit Suisse. Credit Suisse is then reimbursed by the Fund. For the year ended October 31, 2006, the Fund reimbursed Credit Suisse $27,180, which is included in the Fund's transfer agent expense.

For the year ended October 31, 2006, CSAMSI and its affiliates advised the Fund that they retained $144,010 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended October 31, 2006, Merrill was paid $371 for its services to the Fund.

The Fund reimbursed Credit Suisse for offering costs in the amount of $291,619 that have been paid for by Credit Suisse. Offering costs, including initial registration costs, were deferred and were charged to expenses during the Fund's first year of operation, which ended December 30, 2005. For the period November 1, 2005 through December 30, 2005, $47,014 has been expensed to the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At October 31, 2006 and during the year ended October 31, 2006, the Fund had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2006, purchases and sales of investment securities (excluding short-term investments) were $240,231,782 and $47,641,631, respectively.

Credit Suisse Commodity Return Strategy Fund

Notes to Financial Statements (continued)

October 31, 2006

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value per share. The Fund currently offers Common Class, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Common Class
	For the Year Ended October 31, 2006		For the Period Ended October 31, 2005[1,2]
	Shares	Value	Shares	Value
Shares sold	11,424,189	$127,730,179	6,256,152	$66,913,391
Shares issued in reinvestment of dividends and distributions	107,152	1,151,007	1,263	14,869
Shares redeemed	(4,293,659)	(48,444,519)	(2,053,731)	(22,211,127)
Net increase	7,237,682	$80,436,667	4,203,684	$44,717,433
	Class A
	For the Year Ended October 31, 2006		For the Period Ended October 31, 2005[1,3]
	Shares	Value	Shares	Value
Shares sold	17,309,927	$194,057,517	10,437,176	$114,232,081
Shares issued in reinvestment of dividends and distributions	865,886	9,606,302	67,348	773,758
Shares redeemed	(7,273,976)	(80,937,976)	(1,035,245)	(11,981,062)
Net increase	10,901,837	$122,725,843	9,469,279	$103,024,777
	Class C
	For the Year Ended October 31, 2006		For the Period Ended October 31, 2005[1,2]
	Shares	Value	Shares	Value
Shares sold	1,076,973	$12,105,908	461,504	$5,187,915
Shares issued in reinvestment of dividends and distributions	41,893	463,551	1,337	15,568
Shares redeemed	(235,096)	(2,641,352)	(17,261)	(205,284)
Net increase	883,770	$9,928,107	445,580	$4,998,199

1  For the period December 30, 2004 (inception date) through October 31, 2005.

2  The Classes were seeded on December 1, 2004 with initial capital of $10 and 1 share.

3  The Class was seeded on December 1, 2004 with initial capital of $99,980 and 9,998 shares.

A redemption fee of 2% of the value of Common Class shares, Class A shares and Class C shares redeemed or exchanged within 30 days from the date of purchase is charged to shareholders. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions are redeemed first, followed by the shares held longest.

Credit Suisse Commodity Return Strategy Fund

Notes to Financial Statements (continued)

October 31, 2006

Note 6. Capital Share Transactions

On October 31, 2006, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	3	81%
Class A	3	61%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax characteristics of dividends and distributions paid during the years ended October 31, 2006 and 2005, respectively by the Fund were as follows:

Ordinary Income		Long-Term Capital Gain
2006	2005	2006	2005
$17,360,478	$1,347,366	$5,952	$—

The tax basis of components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to a mark to market of futures contracts. At October 31, 2006, the components of distributable earnings on a tax basis by the Fund were as follows:

Undistributed net investment income	$2,147,523
Accumulated long term capital loss	(18,035,394)
Unrealized appreciation	13,816,723
$(2,071,148)

At October 31, 2006, the Fund had capital loss carryforwards available to offset possible future capital gains as follows:

Expires October 31,
2014
$18,035,394

At October 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $347,684,463, $14,574,420, $(757,697) and $13,816,723, respectively.

At October 31, 2006, the Fund reclassified $14,434 from accumulated net realized loss from investments and $47,014 from paid-in capital to undistributed net investment income, to adjust for current period permanent

Credit Suisse Commodity Return Strategy Fund

Notes to Financial Statements (continued)

October 31, 2006

Note 7. Federal Income Taxes

book/tax differences. These permanent differences are due to differing book/tax treatments on paydowns and organization costs. Net assets were not affected by these reclassifications.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 9. Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is "more likely than not" to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position's sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years.

At this time, management is evaluating the implications of FIN 48 and FAS 157 and their impact on the financial statements has not yet been determined.

Credit Commodity Return Strategy Income Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
Credit Suisse Commodity Return Strategy Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Commodity Return Strategy Fund (the "Fund") at October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the periods then ended and the financial highlights for the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
December 18, 2006

Credit Suisse Commodity Return Strategy Fund

Information Concerning Trustees and Officers (unaudited)

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees

Enrique Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 Date of Birth: 10/02/41	Trustee, Nominating Committee Member and Audit Committee Chairman	Since 2005	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971.	42	Director of The Adams Express Company (a closed-end investment company); Director of Petroleum and Resources Corporation (a closed-end investment company).

Richard H. Francis c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 Date of Birth: 04/23/32	Trustee, Nominating and Audit Committee Member	Since Fund Inception	Currently retired	36	None

Jeffrey E. Garten Box 208200 New Haven, Connecticut 06520-8200 Date of Birth: 10/29/46	Trustee, Nominating and Audit Committee Member	Since Fund Inception	The Juan Trippe Professor in the Practice of International Trade, Finance and Business from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present; Dean of Yale School of Management from November 1995 to June 2005.	35	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers).

Peter F. Krogh 301 ICC Georgetown University Washington, DC 20057 Date of Birth: 02/11/37	Trustee, Nominating and Audit Committee Member	Since Fund Inception	Dean Emeritus and Distinguished Professor of International Affairs at the Edmund A. Walsh School of Foreign Service, Georgetown University from June 1995 to present.	35	Director of Carlisle Companies Incorporated (diversified manufacturing company).

1   Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

Credit Suisse Commodity Return Strategy Fund

Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees

Steven N. Rappaport Lehigh Court, LLC 40 East 52nd Street New York, New York 10022 Date of Birth: 07/10/48	Chairman of the Board of Trustees, Nominating Committee Chairman and Audit Committee Member	Trustee since Fund Inception and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present; Transition Adviser to SunGard Securities Finance, Inc. from February 2002 to July 2002; President of SunGard Securities Finance, Inc. from 2001 to February 2002; President of Loanet, Inc. (on-line accounting service) from 1997 to 2001.	42	Director of Presstek, Inc. (digital imaging technologies company); Director of Wood Resources, LLC. (plywood manufacturing company).

Interested Trustee

Michael E. Kenneally[2] c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 Date of Birth: 03/30/54	Trustee	Since Fund Inception	Chairman and Global Chief Executive Officer of Credit Suisse from March 2003 to July 2005; Chairman and Chief Investment Officer of Banc of America Capital Management from 1998 to March 2003.	35	None

2   Mr. Kenneally is a Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he was an officer of Credit Suisse within the last two fiscal years.

Credit Suisse Commodity Return Strategy Fund

Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers

Steven B. Plump Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 02/08/59	Chief Executive Officer and President	Since 2005	Managing Director; Associated with Credit Suisse or its predecessor since 1995; Officer of other Credit Suisse Funds.

Michael A. Pignataro Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 11/15/59	Chief Financial Officer	Since Fund Inception	Director and Director of Fund Administration of Credit Suisse; Associated with Credit Suisse or its predecessor since 1984; Officer of other Credit Suisse Funds.

Emidio Morizio Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 09/21/66	Chief Compliance Officer	Since Fund Inception	Director and Global Head of Compliance of Credit Suisse; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.

J. Kevin Gao Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 10/13/67	Chief Legal Officer since 2006, Vice President and Secretary since fund inception	Since Fund Inception	Director and Legal Counsel of Credit Suisse; Associated with Credit Suisse since July 2003; Associated with the law firm of Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of other Credit Suisse Funds.

Robert Rizza Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 12/09/65	Treasurer	Since 2006	Vice President of Credit Suisse; Associated with Credit Suisse since 1998; Officer of other Credit Suisse Funds.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-927-2874.

Credit Suisse Commodity Return Strategy Fund

Tax Information Letter

October 31, 2006 (unaudited)

Important Tax Information for Shareholders

During the year ended October 31, 2006, the Fund declared $5,952 in dividends that were designated as long term capital gains dividends.

Credit Suisse Commodity Strategy Return Fund

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-927-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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P.O. BOX 55030, BOSTON, MA 02205-5030

800-927-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  COM-AR-1006

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2006. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2006.

Item 3. Audit Committee Financial Expert.

The registrant’s governing board has determined that it has three audit committee financial experts serving on its audit committee: Enrique R. Arzac, Richard H. Francis and Steven N. Rappaport.  Each audit committee financial expert is “independent” for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), for its fiscal years ended October 31, 2005 and October 31, 2006.

	2005	2006

Audit Fees	$27,500	$27,500

Audit-Related Fees[1]	$3,150	$3,245

Tax Fees[2]	$2,439	$2,535

All Other Fees	--	--

Total	$33,089	$33,280

1 Services include agreed-upon procedures in connection with the registrant’s semi-annual financial statements ($3,150 for 2005 and $3,245 for 2006).

2 Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Credit Suisse Asset Management, LLC (“Credit Suisse”), and any service provider to the registrant controlling, controlled by or under common control with Credit Suisse that provided ongoing services to the registrant (“Covered Services Provider”), for the registrant’s fiscal years ended October 31, 2005 and October 31, 2006.

	2005	2006

Audit-Related Fees	N/A	N/A

2

Tax Fees	N/A	N/A

All Other Fees	$394,000	N/A

Total	$394,000	N/A

(e)(1) Pre-Approval Policies and Procedures.  The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant.  The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).  The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Credit Suisse or the registrant’s officers).  Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

	2005	2006

Audit-Related Fees	N/A	N/A

Tax Fees	N/A	N/A

All Other Fees	N/A	N/A

Total	N/A	N/A

3

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal years ended October 31, 2005 and October 31, 2006:

	2005	2006

Audit-Related Fees	N/A	N/A

Tax Fees	N/A	N/A

All Other Fees	N/A	N/A

Total	N/A	N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended October 31, 2005 and October 31, 2006 were $5,589 and $5,780, respectively.

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

4

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Registrant’s Code of Ethics is an exhibit to this report.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

5

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND

/s/ Steven B. Plump
Name:	Steven B. Plump
Title:	Chief Executive Officer
Date:	December 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven B. Plump
Name:	Steven B. Plump
Title:	Chief Executive Officer
Date:	December 29, 2006

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	December 29, 2006

6